Contingencies - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Jun. 08, 2011
Contingencies (Textual) [Abstract]
Probability of deceased percentage		70.00%
Recovery of assets	$ 3.0